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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Columbia Adaptive Alternatives Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 7.4%
International 3.7%
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	1,009,176	$6,600,010
Real Estate 3.7%
Columbia Real Estate Equity Fund, Class I Shares (b)	394,034	6,470,038
Total Equity Funds (Cost: $13,312,500)		$13,070,048

Fixed-Income Funds 7.5%
Inflation Protected Securities 7.5%
Columbia Inflation Protected Securities Fund, Class I Shares (b)	1,433,227	13,271,679
Total Fixed-Income Funds (Cost: $13,225,000)		$13,271,679

Alternative Investment Funds 50.5%
Blackstone Alternative Multi-Strategy Fund (a)	8,747,749	89,139,573
Total Alternative Investment Funds (Cost: $87,790,186)		$89,139,573

	Shares	Value

Exchange-Traded Funds 14.9%
iPath Bloomberg Commodity Index Total Return ETN (a)	227,788	$6,690,134
iShares TIPS Bond ETF (a)	115,355	13,166,620
iShares US Real Estate ETF (a)	82,179	6,502,002
Total Exchange-Traded Funds (Cost: $26,565,052)		$26,358,756

Money Market Funds 19.3%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	34,060,942	$34,060,942
Total Money Market Funds (Cost: $34,060,942)		$34,060,942
Total Investments (Cost: $174,953,680) (d)		$175,900,998(e)
Other Assets & Liabilities, Net		688,506
Net Assets		$176,589,504

Investments in Derivatives Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $347,699 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	29	EUR	1,165,043	03/2015	12,901	—
FTSE 100 INDEX	11	GBP	1,175,179	03/2015	—	(61)
HANG SENG INDEX	7	HKD	1,118,892	03/2015	3,904	—
NIKKEI 225 (OSE)	8	JPY	1,258,600	03/2015	14,710	—
S&P/TSE 60 INDEX	8	CAD	1,137,957	03/2015	5,392	—
Total			5,855,671		36,907	(61)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI	(26)	USD	(2,733,640)	03/2015	—	(61,579)

Total Return Swap Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $280,000 was pledged as collateral to cover open total return equity swap contracts.

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index	Fixed rate of 0.70%	01/29/2016	USD	8,800,127	—	(86,944)
Barclays	Total return on Atlantic HYIGS BetaBarclays Credit Index	Fixed rate of 0.70%	01/29/2016	USD	2,800,129	14,356	—
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index	Fixed rate of 0.70%	01/30/2016	USD	2,650,101	—	(46,194)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on Atlantic HYIGS BetaBarclays Credit Index	Fixed rate of 0.60%	01/30/2016	USD	1,000,023	8,424	—
Barclays	Total return on Atlantic HYIGS BetaBarclays Credit Index	Fixed rate of 0.60%	01/30/2016	USD	4,100,025	13,551	—
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index	Fixed rate of 0.70%	01/30/2016	USD	14,000,113	—	(100,488)
Deutsche Bank	Total return on DB Equity Risk-Adjusted Momentum Factor Index - USD Excess Return	Fixed rate of 0.00%	01/29/2016	USD	2,700,000	—	(10,432)
Deutsche Bank	Total return on DB Equity Sector Neutral Quality Factor Index - USD Excess Return	Fixed rate of 0.00%	01/29/2016	USD	7,099,969	—	(190,156)
Deutsche Bank	Total return on DB Equity Sector Neutral Quality Factor Index - USD Excess Return	Fixed rate of 0.00%	01/29/2016	USD	8,199,994	—	(179,835)
Deutsche Bank	Total return on DB Equity Low Beta Turnover Control Factor Index - USD Excess Return	Fixed rate of 0.00%	01/29/2016	USD	5,299,997	45,960	—
Deutsche Bank	Total return on DB Currency Valuation - USD Excess Return	Fixed rate of 0.00%	01/29/2016	USD	5,800,000	—	(25,926)
Deutsche Bank	Total return on DB Haven Plus - USD Excess Return	Fixed rate of 0.00%	01/29/2016	USD	5,900,000	4,696	—
Deutsche Bank	Total return on DB Equity Risk-Adjusted Momentum Factor Index - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	1,099,999	—	(22,849)
Deutsche Bank	Total return on DB Equity Sector Neutral Value Factor Index - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	2,114,965	—	(22,014)
Deutsche Bank	Total return on DB Equity Sector Neutral Quality Factor Index - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	2,499,998	—	(61,124)
Deutsche Bank	Total return on DB Equity Low Beta Turnover Control Factor Index - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	1,599,975	6,649	—
Deutsche Bank	Total return on DB Currency Valuation - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	1,100,000	—	(6,210)
Deutsche Bank	Total return on DB Haven Plus - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	1,750,000	1,393	—
Deutsche Bank	Total return on DB Equity Risk-Adjusted Momentum Factor Index - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	1,499,991	8,655	—
Deutsche Bank	Total return on DB Equity Sector Neutral Value Factor Index - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	8,699,982	—	(214,633)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	Total return on DB Equity Sector Neutral Quality Factor Index - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	13,599,999	—	(237,812)
Deutsche Bank	Total return on DB Haven Plus - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	9,900,001	11,495	—
Deutsche Bank	Total return on DB Equity Low Beta Turnover Control Factor Index - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	7,199,980	111,663	—
Deutsche Bank	Total return on DB Currency Valuation - USD Excess Return	Fixed rate of 0.00%	01/30/2016	USD	8,099,999	36,750	—
Goldman Sachs	Total return on Goldman Sachs TY Volatility Carry Index	Fixed rate of 0.35%	01/30/2016	USD	2,599,999	—	(2,990)
Goldman Sachs	Total return on Goldman Sachs TY Volatility Carry Index	Fixed rate of 0.35%	02/04/2016	USD	8,899,998	—	(14,579)
Goldman Sachs	Total return on Goldman Sachs TY Volatility Carry Index	Fixed rate of 0.35%	02/19/2016	USD	14,999,999	101,345	—
Morgan Stanley	Total return on MS US SPX VolNet Premium+ Index	Fixed rate of 0.80%	01/29/2016	USD	5,299,990	73,145	—
Morgan Stanley	Total return on MS US SPX VolNet Premium+ Index	Fixed rate of 0.80%	01/30/2016	USD	1,584,995	34,449	—
Morgan Stanley	Total return on MS FX VolNet Premium Index Strategy Series 2	Fixed rate of 0.80%	02/02/2016	USD	2,599,999	60,905	—
Morgan Stanley	Total return on MS US SPX VolNet Premium+ Index	Fixed rate of 0.80%	01/30/2016	USD	7,099,990	38,680	—
Morgan Stanley	Total return on MS SmartInvest Alpha Index	Fixed Rate of 0.75%	01/30/2016	USD	6,099,984	38,380	—
Morgan Stanley	Total return on MS FX VolNet Premium Index Strategy Series 2	Fixed rate of 0.80%	03/03/2016	USD	23,799,999	248,977	—
Total						859,473	(1,222,186)

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	—	6,600,000	—	6,600,000	—	6,600,010
Columbia Inflation Protected Securities Fund, Class I Shares	—	13,225,000	—	13,225,000	—	13,271,679
Columbia Real Estate Equity Fund, Class I Shares	—	6,712,500	—	6,712,500	—	6,470,038
Columbia Short-Term Cash Fund	35,000,000	129,190,014	(130,129,072)	34,060,942	3,439	34,060,942
Total	35,000,000	155,727,514	(130,129,072)	60,598,442	3,439	60,402,669

(c)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(d)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $174,954,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,460,000
Unrealized Depreciation	(513,000)
Net Unrealized Appreciation	$947,000

(e)

Investments are valued using policies described below.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the NYSE. Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine fair value.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	13,070,048	—	—	13,070,048
Fixed-Income Funds	13,271,679	—	—	13,271,679
Alternative Investment Funds	89,139,573	—	—	89,139,573
Money Market Funds	34,060,942	—	—	34,060,942
Total Mutual Funds	149,542,242	—	—	149,542,242
Equity Securities
Exchange-Traded Funds	26,358,756	—	—	26,358,756
Total Equity Securities	26,358,756	—	—	26,358,756
Investments in Securities	175,900,998	—	—	175,900,998
Derivatives
Assets
Futures Contracts	36,907	—	—	36,907
Swap Contracts	—	859,473	—	859,473
Liabilities
Futures Contracts	(61,640)	—	—	(61,640)
Swap Contracts	—	(1,222,186)	—	(1,222,186)
Total	175,876,265	(362,713)	—	175,513,552

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Adaptive Risk Allocation Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Shares	Value

Equity Funds 7.7%

INTERNATIONAL 2.6%

Columbia Commodity Strategy Fund, Class I Shares (a)(b)	1,173,709	$7,676,057

REAL ESTATE 5.1%

Columbia Real Estate Equity Fund, Class I Shares (b)	936,078	15,370,396
Total Equity Funds (Cost: $22,496,407)	$23,046,453

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 4.1%

Federal Home Loan Mortgage Corp. (c)(d)
03/12/45	3.500%	1,800,000	1,883,601
Federal National Mortgage Association (c)(d)
03/18/30	2.500%	2,000,000	2,048,438
03/12/45	4.000%	1,550,000	1,657,186
03/12/45	5.000%	3,000,000	3,327,422
Government National Mortgage Association(c)(d)
03/23/45	3.500%	3,300,000	3,464,559
Total Residential Mortgage-Backed Securities - Agency (Cost: $12,373,625)	$12,381,206

U.S. Treasury Obligations 9.1%

U.S. Treasury
10/31/18	1.750%	3,640,000	3,705,691
12/31/19	1.125%	5,465,000	5,371,926
01/31/20	1.375%	1,820,000	1,809,193
08/15/23	2.500%	360,000	376,453
08/15/27	6.375%	710,000	1,036,988
11/15/40	4.250%	900,000	1,190,531
02/15/42	3.125%	1,810,000	2,001,181
08/15/43	3.625%	1,430,000	1,729,295
02/28/21	2.000%	905,000	919,989
04/30/16	0.375%	5,980,000	5,982,338
02/15/21	3.625%	1,820,000	2,019,632
08/15/26	6.750%	900,000	1,329,117
Total U.S. Treasury Obligations (Cost: $26,644,452)	$27,472,334

Foreign Government Obligations(e) 2.3%

BELGIUM 0.6%

Belgium Government Bond (f)
06/22/24	2.600%	EUR	1,400,000	1,873,095

JAPAN 0.6%

Japan Government 30-Year Bond
09/20/44	1.700%	JPY	210,000,000	1,867,943

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (e) (continued)

MEXICO 0.5%

Mexican Bonos
06/10/21	6.500%	MXN $	20,000,000	$1,420,823

SPAIN 0.6%

Spain Government Bond
01/31/22	5.850%	EUR	1,250,000	1,862,449
Total Foreign Government Obligations (Cost: $7,586,664)				$7,024,310

Inflation-Indexed Bonds(e) 20.7%

FRANCE 0.4%

France Government Bond OAT
07/25/24	0.250%	EUR	1,013,840	1,231,595

GERMANY 1.6%

Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	4,242,680	4,903,307

ITALY 1.4%

Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	662,886	819,762
09/15/21	2.100%	EUR	632,549	797,156
09/15/26	3.100%	EUR	322,815	470,549
09/15/41	2.550%	EUR	1,355,437	2,107,052
Total				4,194,519

NEW ZEALAND 0.4%

New Zealand Government Bond
09/20/25	2.000%	NZD	1,545,300	1,189,083

SWEDEN 0.1%

Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	2,883,023	399,950

UNITED KINGDOM 1.6%

United Kingdom Gilt Inflation-Linked Bond
03/22/34	0.750%	GBP	953,482	1,898,471
03/22/44	0.125%	GBP	1,433,808	2,778,494
Total				4,676,965

UNITED STATES 15.2%

U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	17,540,425		17,815,862
01/15/21	1.125%	7,944,862		8,519,623
01/15/22	0.125%	7,782,525		7,850,015
01/15/24	0.625%	1,348,777		1,406,416
01/15/25	2.375%	772,495		937,676

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (e) (continued)

UNITED STATES (CONTINUED)

01/15/27	2.375%	$2,562,142	$3,170,851
01/15/29	2.500%	393,804	504,008
02/15/40	2.125%	2,173,220	2,914,831
02/15/44	1.375%	2,373,204	2,807,982
Total			45,927,264
Total Inflation-Indexed Bonds (Cost: $62,367,377)			$62,522,683
		Shares	Value

Exchange-Traded Funds 4.2%

iShares MSCI Canada ETF		146,493	$4,104,734
iShares S&P GSCI Commodity Indexed Trust (a)		343,000	7,158,410
iShares US Real Estate ETF		17,988	1,423,210
Total Exchange-Traded Funds (Cost: $12,738,107)			$12,686,354

	Shares	Value

Money Market Funds 54.6%

Columbia Short-Term Cash Fund, 0.118% (b)(g)	165,049,065	$165,049,065
Total Money Market Funds (Cost: $165,049,065)		$165,049,065
Total Investments (Cost: $309,255,697) (h)		$310,182,405(i)
Other Assets & Liabilities, Net		(8,134,716)
Net Assets		$302,047,689

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at February 28, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Capital	03/30/2015	5,750,000	EUR	6,559,198	USD	122,384	—
Barclays Capital	03/30/2015	2,450,000	EUR	2,794,789	USD	52,146	—
Barclays Capital	03/30/2015	10,836,318	USD	9,500,000	EUR	—	(201,581)
Citigroup Global Markets Inc.	03/30/2015	545,885	USD	700,000	AUD	113	—
HSBC Securities (USA), Inc.	03/30/2015	804,091	USD	1,000,000	CAD	—	(4,483)
HSBC Securities (USA), Inc.	03/30/2015	643,273	USD	800,000	CAD	—	(3,587)
HSBC Securities (USA), Inc.	03/30/2015	8,729,720	USD	1,035,000,000	JPY	—	(74,203)
HSBC Securities (USA), Inc.	03/30/2015	421,726	USD	50,000,000	JPY	—	(3,585)
J.P. Morgan Securities, Inc.	03/30/2015	268,859	USD	1,750,000	DKK	—	(6,127)
J.P. Morgan Securities, Inc.	03/30/2015	135,954	USD	500,000	PLN	—	(1,221)
Standard Chartered Bank	03/30/2015	2,000,000	SEK	239,340	USD	—	(628)
Standard Chartered Bank	03/30/2015	2,703,033	USD	1,750,000	GBP	—	(1,879)
Standard Chartered Bank	03/30/2015	5,089,424	USD	3,295,000	GBP	—	(3,538)
Standard Chartered Bank	03/30/2015	671,366	USD	10,000,000	MXN	—	(2,890)
State Street Bank & Trust Company	03/30/2015	73,008	USD	550,000	NOK	—	(1,323)
UBS Securities	03/30/2015	106,306	USD	100,000	CHF	—	(1,282)
Total						174,643	(306,327)

Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $5,208,646 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 3YR BOND	21	AUD	1,842,875	03/2015	27,304	—
CAN 10YR BOND	8	CAD	919,222	06/2015	8,505	—
EURO BUXL 30YR BOND	15	EUR	2,798,185	03/2015	194,039	—
EURO STOXX 50	89	EUR	3,575,477	03/2015	245,657	—
EURO-BTP (ITALY GOVT)	68	EUR	10,721,082	03/2015	370,641	—
EURO-BUND	2	EUR	356,887	03/2015	15,149	—
EURO-OAT	11	EUR	1,849,633	03/2015	68,015	—
LONG GILT	39	GBP	7,139,121	06/2015	5,024	—
mini MSCI EAFE	388	USD	36,380,820	03/2015	2,002,130	—
mini MSCI Emg Mkt	232	USD	11,506,040	03/2015	493,653	—
S&P500 EMINI	462	USD	48,574,680	03/2015	1,307,087	—
SHORT EURO-BTP (ITALY GOVT)	21	EUR	2,639,526	03/2015	20,524	—
US 10YR NOTE	193	USD	24,664,797	06/2015	—	(54,553)
US LONG BOND	16	USD	2,589,500	06/2015	—	(11,779)
US ULTRA BOND	8	USD	1,346,250	06/2015	—	(5,455)
Total			156,904,095		4,757,728	(71,787)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(16)	EUR	(2,348,752)	03/2015	—	(30,927)
EURO-BUND	(4)	EUR	(713,775)	03/2015	—	(30,362)
EURO BUXL 30YR BOND	(3)	EUR	(555,676)	06/2015	198	—
Total			(3,618,203)		198	(61,289)

Credit Default Swap Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $1,123,000 was pledged as collateral to cover open credit default swap contracts.

At February 28, 2015, cash totaling $267,000 was received from broker as collateral to cover open credit default swap contracts.

At February 28, 2015, cash totaling $1,559,470 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	3.78	10,000,000	(1,174,073)	991,681	18,889	—	(163,503)
Goldman Sachs International	CDX Emerging Markets Index 21-V2	06/20/2019	5.000	4.25	2,400,000	68,538	(207,055)	22,667	—	(115,850)
Morgan Stanley	CDX Emerging Markets Index 21-V1	06/20/2019	5.000	4.25	2,880,000	82,246	(268,141)	27,200	—	(158,695)
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	3.23	24,750,000	386,473	—	233,750	620,223	—
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.000	0.61	35,000,000	84,132	—	66,111	150,243	—
Total									770,466	(438,048)

*Centrally cleared swap contract.

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $541,090 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.287	05/02/2021	USD	11,000,000	(58)	393,481	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	3.159	05/02/2029	USD	3,000,000	(28)	351,959	—
Total								745,440	—

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	22,898,470	7,500,000	(20,641,862)	(2,256,608)	7,500,000	-	7,676,057
Columbia Real Estate Equity Fund, Class I Shares	27,191,544	19,030,462	(32,117,692)	892,093	14,996,407	164,865	15,370,396
Columbia Short-Term Cash Fund	68,867,224	315,476,336	(219,294,495)	-	165,049,065	79,275	165,049,065
Total	118,957,238	342,006,798	(272,054,049)	(1,364,515)	187,545,472	244,140	188,095,518

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $1,873,095 or 0.62% of net assets.

(g)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(h)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $309,256,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,931,000
Unrealized Depreciation	(2,005,000)
Net Unrealized Appreciation	$926,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	23,046,453	—	—	23,046,453
Money Market Funds	165,049,065	—	—	165,049,065
Total Mutual Funds	188,095,518	—	—	188,095,518
Bonds
Residential Mortgage-Backed Securities - Agency	—	12,381,206	—	12,381,206
U.S. Treasury Obligations	27,472,334	—	—	27,472,334
Foreign Government Obligations	—	7,024,310	—	7,024,310
Inflation-Indexed Bonds	—	62,522,683	—	62,522,683
Total Bonds	27,472,334	81,928,199	—	109,400,533
Equity Securities
Exchange-Traded Funds	12,686,354	—	—	12,686,354
Total Equity Securities	12,686,354	—	—	12,686,354
Investments in Securities	228,254,206	81,928,199	—	310,182,405
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	174,643	—	174,643
Futures Contracts	4,757,926	—	—	4,757,926
Swap Contracts	—	1,515,906	—	1,515,906
Liabilities
Forward Foreign Currency Exchange Contracts	—	(306,327)	—	(306,327)
Futures Contracts	(133,076)	—	—	(133,076)
Swap Contracts	—	(438,048)	—	(438,048)
Total	232,879,056	82,874,373	—	315,753,429

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Columbia Diversified Absolute Return Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 21.9%
CONSUMER DISCRETIONARY 3.3%
Auto Components 0.1%
Delphi Automotive PLC (a)	880	$69,379
Hotels, Restaurants & Leisure 0.4%
Brinker International, Inc. (a)	1,425	84,730
Darden Restaurants, Inc. (a)	2,773	177,472
Hilton Worldwide Holdings, Inc. (a)(b)	5,340	150,962
Starwood Hotels & Resorts Worldwide, Inc. (a)	830	66,674
Total		479,838
Internet & Catalog Retail 0.3%
Ctrip.com International Ltd., ADR (a)(b)	1,130	51,268
Expedia, Inc. (a)	940	86,245
Liberty Ventures, Inc., Class A (a)(b)	1,899	76,302
Priceline Group, Inc. (The) (a)(b)	130	160,873
Total		374,688
Media 1.1%
Cinemark Holdings, Inc. (a)	8,812	358,825
Comcast Corp., Class A (a)	8,137	483,175
DISH Network Corp., Class A (a)(b)	4,439	333,102
Total		1,175,102
Multiline Retail 0.2%
Big Lots, Inc. (a)	2,011	95,945
Burlington Stores, Inc. (a)(b)	1,774	98,581
Total		194,526
Specialty Retail 0.5%
Cabela’s, Inc. (a)(b)	3,460	188,362
Foot Locker, Inc. (a)	1,146	64,371
Home Depot, Inc. (The) (a)	1,566	179,699
Williams-Sonoma, Inc. (a)	1,047	84,231
Total		516,663
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	899	114,658
Nike, Inc., Class B (a)	2,333	226,581
PVH Corp. (a)	1,415	150,740
Sequential Brands Group, Inc. (a)(b)	4,066	41,189
VF Corp.	2,265	173,635
Total		706,803
TOTAL CONSUMER DISCRETIONARY		3,516,999

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 1.4%
Beverages 0.4%
Coca-Cola Enterprises, Inc. (a)	1,039	$48,002
Constellation Brands, Inc., Class A (a)(b)	355	40,726
Dr. Pepper Snapple Group, Inc. (a)	2,740	215,884
PepsiCo, Inc. (a)	984	97,396
SABMiller PLC, ADR	249	14,111
Total		416,119
Food & Staples Retailing 0.1%
CVS Health Corp. (a)	765	79,460
Kroger Co. (The) (a)	786	55,924
Total		135,384
Food Products 0.6%
Archer-Daniels-Midland Co.	6,155	294,701
Hershey Co. (The) (a)	358	37,153
Mead Johnson Nutrition Co. (a)	259	27,133
Mondelez International, Inc., Class A (a)	1,635	60,389
Pilgrim’s Pride Corp. (a)	7,254	198,977
Tyson Foods, Inc., Class A (a)	834	34,453
WhiteWave Foods Co. (The), Class A (a)(b)	319	13,063
Total		665,869
Household Products 0.1%
Energizer Holdings, Inc. (a)	496	66,380
Personal Products 0.2%
Avon Products, Inc.	25,703	218,732
Nu Skin Enterprises, Inc., Class A (a)	282	15,279
Total		234,011
TOTAL CONSUMER STAPLES		1,517,763
ENERGY 1.6%
Energy Equipment & Services 0.2%
Halliburton Co. (a)	5,263	225,993
Weatherford International PLC (a)(b)	1,795	22,779
Total		248,772
Oil, Gas & Consumable Fuels 1.4%
Anadarko Petroleum Corp.	2,208	185,980
BP PLC, ADR	2,969	123,035
Canadian Natural Resources Ltd. (a)	673	19,618
Cimarex Energy Co. (a)	1,245	136,552

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips (a)	1,390	$90,628
Devon Energy Corp. (a)	806	49,641
EOG Resources, Inc.	1,330	119,328
Exxon Mobil Corp. (a)	1,126	99,696
Kinder Morgan, Inc. (a)	3,005	123,235
Marathon Petroleum Corp. (a)	336	35,280
Occidental Petroleum Corp.	587	45,715
Royal Dutch Shell PLC, ADR, Class A (a)	1,757	114,855
Suncor Energy, Inc. (a)	1,337	40,244
Tesoro Corp. (a)	2,240	205,722
Valero Energy Corp. (a)	626	38,618
Total		1,428,147
TOTAL ENERGY		1,676,919
FINANCIALS 3.5%
Banks 1.0%
CIT Group, Inc. (a)	2,723	125,939
Citigroup, Inc. (a)	3,121	163,603
Fifth Third Bancorp (a)	7,155	138,521
JPMorgan Chase & Co. (a)	2,672	163,740
TCF Financial Corp. (a)	8,395	131,717
Wells Fargo & Co. (a)	5,887	322,549
Total		1,046,069
Capital Markets 0.8%
Goldman Sachs Group, Inc. (The) (a)	2,142	406,530
Invesco Ltd. (a)	7,206	290,186
T. Rowe Price Group, Inc. (a)	1,495	123,487
Total		820,203
Consumer Finance 0.1%
Navient Corp. (a)	6,576	140,726
Diversified Financial Services 0.4%
Moody’s Corp. (a)	2,076	201,248
Voya Financial, Inc. (a)	4,669	206,323
Total		407,571
Insurance 0.5%
American International Group, Inc.	1,733	95,887
Assured Guaranty Ltd.	4,421	117,245
Hartford Financial Services Group, Inc. (The) (a)	2,789	114,237
Principal Financial Group, Inc. (a)	1,598	81,770

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
XL Group PLC	3,078	$111,423
Total		520,562
Real Estate Investment Trusts (REITs) 0.5%
Alexandria Real Estate Equities, Inc.	3,230	309,789
CBL & Associates Properties, Inc. (a)	4,225	84,584
Duke Realty Corp. (a)	4,860	103,810
Total		498,183
Real Estate Management & Development 0.1%
St. Joe Co. (The) (a)(b)	8,145	138,384
Thrifts & Mortgage Finance 0.1%
Radian Group, Inc. (a)	8,613	136,171
TOTAL FINANCIALS		3,707,869
HEALTH CARE 4.1%
Biotechnology 1.9%
Achillion Pharmaceuticals, Inc. (b)	2,492	30,253
Alkermes PLC (b)	493	34,633
ARIAD Pharmaceuticals, Inc. (b)	14,200	115,446
Auspex Pharmaceuticals, Inc. (b)	4,632	311,456
BioMarin Pharmaceutical, Inc. (a)(b)	582	62,315
Bluebird Bio, Inc. (a)(b)	3,251	309,885
Clovis Oncology, Inc. (a)(b)	3,668	280,455
Dynavax Technologies Corp. (a)(b)	8,375	147,400
Incyte Corp. (a)(b)	493	42,324
Intercept Pharmaceuticals, Inc. (a)(b)	219	48,480
Pharmacyclics, Inc. (a)(b)	114	24,616
Receptos, Inc. (a)(b)	300	37,992
Regulus Therapeutics, Inc. (a)(b)	11,100	205,572
United Therapeutics Corp. (a)(b)	238	36,902
Vertex Pharmaceuticals, Inc. (a)(b)	2,606	311,235
Total		1,998,964
Health Care Equipment & Supplies 0.5%
Align Technology, Inc. (b)	3,941	226,016
HeartWare International, Inc. (a)(b)	1,520	129,550
Medtronic PLC (a)	2,825	219,192
Total		574,758
Health Care Providers & Services 1.2%
AmerisourceBergen Corp.	2,019	207,473
Cardinal Health, Inc. (a)	2,358	207,480
Centene Corp. (b)	6,542	402,071

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
CIGNA Corp. (a)	1,125	$136,834
Express Scripts Holding Co. (a)(b)	1,075	91,149
Health Net, Inc. (a)(b)	1,818	104,262
Laboratory Corp. of America Holdings (a)(b)	967	118,970
Total		1,268,239
Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., Class A (a)(b)	322	40,952
Thermo Fisher Scientific, Inc. (a)	635	82,550
Total		123,502
Pharmaceuticals 0.4%
Actavis PLC (b)	575	167,532
Impax Laboratories, Inc. (a)(b)	1,141	45,971
Pernix Therapeutics Holdings, Inc. (a)(b)	15,025	161,218
Pfizer, Inc. (a)	338	11,600
Total		386,321
TOTAL HEALTH CARE		4,351,784
INDUSTRIALS 2.2%
Aerospace & Defense 0.5%
Honeywell International, Inc. (a)	1,155	118,711
Lockheed Martin Corp. (a)	1,755	351,088
Northrop Grumman Corp. (a)	369	61,147
Total		530,946
Airlines 0.4%
Alaska Air Group, Inc.	3,045	193,814
Copa Holdings SA, Class A (a)	1,770	201,568
Southwest Airlines Co. (a)	1,798	77,745
Total		473,127
Building Products —%
USG Corp. (a)(b)	1,607	45,301
Electrical Equipment 0.3%
Eaton Corp. PLC (a)	971	68,951
Rockwell Automation, Inc. (a)	2,015	235,835
Total		304,786

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.1%
Carlisle Companies, Inc. (a)	719	$66,917
Machinery 0.4%
IDEX Corp. (a)	1,165	90,008
Ingersoll-Rand PLC (a)	1,509	101,390
Lincoln Electric Holdings, Inc. (a)	1,124	77,601
Navistar International Corp. (a)(b)	952	27,713
Snap-On, Inc. (a)	623	91,724
Total		388,436
Professional Services 0.1%
Dun & Bradstreet Corp. (The) (a)	735	97,373
Road & Rail 0.3%
JB Hunt Transport Services, Inc. (a)	1,022	87,381
Norfolk Southern Corp. (a)	1,545	168,652
Union Pacific Corp. (a)	991	119,178
Total		375,211
Trading Companies & Distributors 0.1%
WESCO International, Inc. (a)(b)	915	63,529
TOTAL INDUSTRIALS		2,345,626
INFORMATION TECHNOLOGY 4.7%
Communications Equipment 0.2%
F5 Networks, Inc. (a)(b)	821	96,972
Palo Alto Networks, Inc. (a)(b)	1,202	170,949
Total		267,921
Internet Software & Services 1.2%
Akamai Technologies, Inc. (b)	1,794	124,701
eBay, Inc. (b)	2,436	141,069
Google, Inc., Class A (a)(b)	532	299,319
Google, Inc., Class C (a)(b)	460	256,864
HomeAway, Inc. (a)(b)	2,845	88,181
Rackspace Hosting, Inc. (a)(b)	2,351	116,774
VeriSign, Inc. (a)(b)	3,218	206,016
Total		1,232,924
IT Services 0.2%
Visa, Inc., Class A	702	190,460
Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	11,113	278,381
Avago Technologies Ltd.	637	81,294

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A	4,020	$181,825
Micron Technology, Inc. (a)(b)	1,360	41,711
Qorvo, Inc. (b)	3,111	215,903
Total		799,114
Software 1.6%
Activision Blizzard, Inc.	10,865	253,372
Autodesk, Inc. (b)	4,220	271,093
Check Point Software Technologies Ltd. (b)	2,170	181,173
Electronic Arts, Inc. (a)(b)	7,333	419,301
Fortinet, Inc. (a)(b)	3,485	117,131
salesforce.com, Inc. (a)(b)	1,725	119,680
SolarWinds, Inc. (a)(b)	1,480	75,080
Tableau Software, Inc., Class A (a)(b)	1,065	100,121
VMware, Inc., Class A (b)	2,075	176,520
Total		1,713,471
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.	3,057	392,702
Electronics for Imaging, Inc. (a)(b)	2,801	113,721
EMC Corp. (a)	9,899	286,477
Total		792,900
TOTAL INFORMATION TECHNOLOGY		4,996,790
MATERIALS 0.7%
Chemicals 0.4%
Dow Chemical Co. (The) (a)	1,052	51,800
Eastman Chemical Co. (a)	599	44,602
EI du Pont de Nemours & Co. (a)	988	76,916
Monsanto Co. (a)	1,324	159,449
PPG Industries, Inc. (a)	260	61,199
Total		393,966
Containers & Packaging —%
Bemis Co., Inc. (a)	50	2,440
Sonoco Products Co. (a)	763	35,731
Total		38,171
Metals & Mining 0.3%
Freeport-McMoRan, Inc. (a)	1,678	36,295
Rio Tinto PLC, ADR (a)	418	20,620
Steel Dynamics, Inc. (a)	1,509	27,494

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
United States Steel Corp. (a)	8,273	$198,139
Total		282,548
TOTAL MATERIALS		714,685
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
CenturyLink, Inc. (a)	1,508	57,093
TOTAL TELECOMMUNICATION SERVICES		57,093
UTILITIES 0.3%
Electric Utilities 0.2%
American Electric Power Co., Inc.	566	32,590
Entergy Corp. (a)	1,817	144,470
ITC Holdings Corp. (a)	830	32,146
Xcel Energy, Inc. (a)	868	30,623
Total		239,829
Multi-Utilities 0.1%
Ameren Corp.	765	32,444
CMS Energy Corp. (a)	1,066	37,448
PG&E Corp. (a)	667	35,838
Total		105,730
TOTAL UTILITIES		345,559
Total Common Stocks (Cost: $23,088,472)		$23,231,087

Issuer	Coupon Rate	Principal Amount		Value

Commercial Mortgage-Backed Securities - Non-Agency 0.2%
American Homes 4 Rent Series 2015-SFR1 Class A (c)(d)(e)
04/17/45	3.467%	250,000		$250,573
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $249,990)				$250,573
Inflation-Indexed Bonds(f) 4.9%
FRANCE 0.1%
France Government Bond OAT
07/25/24	0.250%	EUR	101,384	123,159

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (f) (continued)
GERMANY 0.5%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR $	424,268	$490,331
ITALY 0.4%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	66,288	81,976
09/15/21	2.100%	EUR	64,877	81,760
09/15/26	3.100%	EUR	31,752	46,284
09/15/41	2.550%	EUR	135,544	210,705
Total				420,725
NEW ZEALAND 0.1%
New Zealand Government Bond
09/20/25	2.000%	NZD	154,530	118,908
SWEDEN —%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	284,805	39,510
UNITED KINGDOM 0.4%
United Kingdom Gilt Inflation-Linked Bond
03/22/34	0.750%	GBP	94,239	187,640
03/22/44	0.125%	GBP	143,381	277,849
Total				465,489
UNITED STATES 3.4%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	250,578		254,512
01/15/21	1.125%	794,486		851,962
01/15/22	0.125%	778,252		785,002
01/15/24	0.625%	135,884		141,691
01/15/25	2.375%	74,758		90,743
01/15/27	2.375%	256,214		317,085
01/15/29	2.500%	448,499		574,009
02/15/40	2.125%	217,322		291,483
02/15/44	1.375%	236,817		280,202
Total				3,586,689
Total Inflation-Indexed Bonds (Cost: $5,172,568)				$5,244,811

U.S. Treasury Obligations 2.6%
U.S. Treasury
08/15/26	6.750%	90,000		132,912
08/15/27	6.375%	70,000		102,238
11/15/40	4.250%	90,000		119,053
02/15/42	3.125%	180,000		199,012
08/15/43	3.625%	140,000		169,301
02/15/21	3.625%	180,000		199,744
10/31/18	1.750%	365,000		371,587

Issuer	Coupon Rate	Principal Amount		Value

U.S. Treasury Obligations (continued)
12/31/19	1.125%	$545,000		$535,718
01/31/20	1.375%	180,000		178,931
08/15/23	2.500%	35,000		36,600
04/30/16	0.375%	600,000		600,235
02/28/21	2.000%	90,000		91,491
Total U.S. Treasury Obligations (Cost: $2,726,100)				$2,736,822
Foreign Government Obligations(f)(g) 2.4%
AUSTRALIA 0.1%
Australia Government Bond
10/21/19	2.750%	AUD	170,000	137,843
BELGIUM 0.2%
Belgium Government Bond (d)
06/22/24	2.600%	EUR	140,000	187,310
COLOMBIA 0.1%
Colombia Government International Bond
03/21/23	4.375%	COP	280,000,000	102,515
MEXICO 0.7%
Mexican Bonos
06/10/21	6.500%	MXN	2,000,000	142,082
12/07/23	8.000%	MXN	5,000,000	388,966
11/23/34	7.750%	MXN	3,040,000	240,300
Total				771,348
NEW ZEALAND 0.3%
New Zealand Government Bond
04/15/23	5.500%	NZD	345,000	301,375
PORTUGAL 0.2%
Portugal Obrigacoes do Tesouro OT (d)
02/15/24	5.650%	EUR	135,000	200,714
SPAIN 0.2%
Spain Government Bond
01/31/22	5.850%	EUR	125,000	186,245
UNITED KINGDOM 0.6%
United Kingdom Gilt
03/07/25	5.000%	GBP	310,000	619,568
Total Foreign Government Obligations (Cost: $2,502,653)				$2,506,918

	Shares	Value

Exchange-Traded Funds 11.4%
iPath Bloomberg Commodity Index Total Return ETN (b)	47,746	$1,402,300
iShares JP Morgan USD Emerging Markets Bond ETF	14,933	1,679,216
iShares MBS ETF	11,382	1,252,361
iShares MSCI Canada ETF	14,082	394,578
iShares US Real Estate ETF	24,233	1,917,315
iShares iBoxx $ High Yield Corporate Bond ETF	36,485	3,352,972
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,209	2,096,056
Total Exchange-Traded Funds (Cost: $12,051,434)		$12,094,798

	Shares	Value

Money Market Funds 59.0%
Columbia Short-Term Cash Fund, 0.118% (h)(i)	62,467,127	$62,467,127
Total Money Market Funds (Cost: $62,467,127)		$62,467,127
Total Investments
(Cost: $108,258,344) (j)		$108,532,136(k)

Issuer	Shares	Value

Investments Sold Short (16.0)%

Common Stocks (16.0)%

CONSUMER DISCRETIONARY (2.5)%
Automobiles —%
General Motors Co.	(957)	(35,706)
Hotels, Restaurants & Leisure (0.5)%
Cheesecake Factory, Inc. (The)	(2,640)	(125,453)
Choice Hotels International, Inc.	(2,625)	(166,609)
Marriott International, Inc., Class A	(519)	(43,129)
Panera Bread Co., Class A (b)	(1,045)	(168,694)
Total		(503,885)
Internet & Catalog Retail (0.1)%
Groupon, Inc. (b)	(11,950)	(97,751)
Leisure Products —%
Hasbro, Inc.	(676)	(42,125)
Media (0.7)%
DIRECTV (b)	(483)	(42,794)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Discovery Communications, Inc., Class A (b)	(1,374)	$(44,380)
DreamWorks Animation SKG, Inc., Class A (b)	(2,146)	(45,946)
Grupo Televisa SAB, ADR (b)	(2,560)	(87,347)
IMAX Corp. (b)	(1,251)	(43,748)
Meredith Corp.	(778)	(41,732)
Omnicom Group, Inc.	(547)	(43,508)
Regal Entertainment Group, Class A	(13,416)	(317,154)
Walt Disney Co. (The)	(608)	(63,281)
Total		(729,890)
Multiline Retail (0.1)%
Target Corp.	(1,875)	(144,056)
Specialty Retail (0.7)%
Abercrombie & Fitch Co., Class A	(1,626)	(40,227)
Cabela’s, Inc. (b)	(1,578)	(85,906)
Carmax, Inc. (b)	(1,699)	(114,020)
Dick’s Sporting Goods, Inc.	(4,326)	(233,993)
O’Reilly Automotive, Inc. (b)	(205)	(42,667)
Ulta Salon Cosmetics & Fragrance, Inc. (b)	(1,395)	(196,360)
Urban Outfitters, Inc. (b)	(1,104)	(43,012)
Total		(756,185)
Textiles, Apparel & Luxury Goods (0.4)%
Coach, Inc.	(6,455)	(281,115)
Fossil Group, Inc. (b)	(425)	(36,554)
Ralph Lauren Corp.	(310)	(42,597)
Total		(360,266)
TOTAL CONSUMER DISCRETIONARY		(2,669,864)
CONSUMER STAPLES (1.0)%
Beverages (0.1)%
Brown-Forman Corp., Class B	(313)	(28,699)
Coca-Cola Co. (The)	(683)	(29,574)
Total		(58,273)
Food & Staples Retailing (0.4)%
Costco Wholesale Corp.	(429)	(63,046)
Sprouts Farmers Market, Inc. (b)	(6,110)	(224,909)
Wal-Mart Stores, Inc.	(737)	(61,857)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	(827)	$(68,707)
Total		(418,519)
Food Products —%
Hormel Foods Corp.	(394)	(23,053)
McCormick & Co., Inc.	(383)	(28,870)
Total		(51,923)
Household Products (0.5)%
Clorox Co. (The)	(2,067)	(224,559)
Colgate-Palmolive Co.	(3,107)	(220,038)
Kimberly-Clark Corp.	(314)	(34,433)
Total		(479,030)
TOTAL CONSUMER STAPLES		(1,007,745)
ENERGY (1.1)%
Energy Equipment & Services (0.5)%
Core Laboratories NV	(159)	(17,477)
Ensco PLC, Class A	(501)	(12,260)
Noble Corp. PLC	(799)	(13,295)
Rowan Companies PLC, Class A	(6,755)	(145,976)
SEACOR Holdings, Inc. (b)	(2,541)	(184,248)
Tidewater, Inc.	(5,169)	(145,766)
Total		(519,022)
Oil, Gas & Consumable Fuels (0.6)%
Apache Corp.	(583)	(38,385)
Bill Barrett Corp. (b)	(7,550)	(75,802)
Chevron Corp.	(924)	(98,572)
Cobalt International Energy (b)	(7,135)	(73,062)
ConocoPhillips	(822)	(53,594)
Encana Corp.	(2,766)	(36,096)
Marathon Oil Corp.	(1,314)	(36,608)
Pioneer Natural Resources Co.	(1,132)	(172,653)
Total SA, ADR	(1,431)	(76,745)
Total		(661,517)
TOTAL ENERGY		(1,180,539)
FINANCIALS (2.4)%
Banks (0.6)%
KeyCorp	(8,437)	(117,528)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Pacwest Bancorp	(1,434)	$(65,727)
Regions Financial Corp.	(12,332)	(118,511)
Synovus Financial Corp.	(4,190)	(117,278)
Westamerica Bancorporation	(3,720)	(160,220)
Total		(579,264)
Capital Markets (0.5)%
Artisan Partners Asset Management, Inc., Class A	(787)	(38,170)
Bank of New York Mellon Corp. (The)	(3,586)	(140,356)
Janus Capital Group, Inc.	(8,138)	(134,114)
Legg Mason, Inc.	(2,400)	(137,448)
SEI Investments Co.	(2,405)	(103,511)
Total		(553,599)
Consumer Finance (0.1)%
SLM Corp.	(10,279)	(97,342)
Diversified Financial Services (0.1)%
McGraw Hill Financial, Inc.	(1,105)	(113,925)
Insurance (0.8)%
Arch Capital Group Ltd. (b)	(1,826)	(108,026)
Axis Capital Holdings Ltd.	(2,090)	(108,325)
FNF Group	(3,077)	(112,987)
Mercury General Corp.	(1,122)	(61,183)
ProAssurance Corp.	(601)	(27,039)
Progressive Corp. (The)	(6,760)	(180,154)
Travelers Companies, Inc. (The)	(1,918)	(206,070)
WR Berkley Corp.	(1,845)	(92,084)
Total		(895,868)
Real Estate Investment Trusts (REITs) (0.3)%
American Homes 4 Rent, Class A	(7,925)	(132,268)
Healthcare Realty Trust, Inc.	(6,945)	(198,211)
Total		(330,479)
TOTAL FINANCIALS		(2,570,477)
HEALTH CARE (3.2)%
Biotechnology (1.3)%
Agios Pharmaceuticals, Inc. (b)	(2,144)	(230,008)
Alexion Pharmaceuticals, Inc. (b)	(1,383)	(249,452)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Amgen, Inc.	(473)	$(74,602)
Ironwood Pharmaceuticals, Inc. (b)	(14,480)	(223,716)
Neurocrine Biosciences, Inc. (b)	(1,180)	(46,079)
Regeneron Pharmaceuticals, Inc. (b)	(711)	(294,240)
Seattle Genetics, Inc. (b)	(1,358)	(49,227)
Synageva Biopharma Corp. (b)	(1,724)	(170,211)
Total		(1,337,535)
Health Care Equipment & Supplies (0.6)%
Baxter International, Inc.	(4,319)	(298,659)
CR Bard, Inc.	(131)	(22,157)
Hill-Rom Holdings, Inc.	(783)	(37,521)
Idexx Laboratories, Inc. (b)	(118)	(18,506)
Resmed, Inc.	(208)	(13,387)
Varian Medical Systems, Inc. (b)	(2,438)	(226,661)
Total		(616,891)
Health Care Providers & Services (0.5)%
Brookdale Senior Living, Inc. (b)	(3,127)	(117,294)
Davita Healthcare Partners, Inc. (b)	(377)	(28,124)
Henry Schein, Inc. (b)	(129)	(18,067)
WellCare Health Plans, Inc. (b)	(3,620)	(328,732)
Total		(492,217)
Health Care Technology —%
athenahealth, Inc. (b)	(209)	(26,557)
Cerner Corp. (b)	(130)	(9,368)
Total		(35,925)
Life Sciences Tools & Services (0.1)%
Illumina, Inc. (b)	(576)	(112,585)
Pharmaceuticals (0.7)%
AbbVie, Inc.	(1,245)	(75,323)
Eli Lilly & Co.	(3,610)	(253,314)
Endo Health Solutions, Inc. (b)	(1,364)	(116,758)
Jazz Pharmaceuticals Plc (b)	(635)	(108,007)
Novo Nordisk A/S, ADR	(1,432)	(68,378)
Roche Holding AG, ADR	(1,101)	(37,577)
Salix Pharmaceuticals Ltd. (b)	(763)	(119,944)
Total		(779,301)
TOTAL HEALTH CARE		(3,374,454)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (1.6)%
Aerospace & Defense (0.1)%
Boeing Co. (The)	(476)	$(71,805)
Precision Castparts Corp.	(347)	(75,056)
Total		(146,861)
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(5,412)	(261,399)
Airlines —%
Delta Air Lines, Inc.	(1,115)	(49,640)
Building Products (0.3)%
Armstrong World Industries, Inc. (b)	(5,183)	(289,367)
Commercial Services & Supplies (0.2)%
Pitney Bowes, Inc.	(1,568)	(36,330)
Stericycle, Inc. (b)	(980)	(132,271)
Total		(168,601)
Construction & Engineering —%
Fluor Corp.	(619)	(35,902)
Electrical Equipment —%
Emerson Electric Co.	(734)	(42,513)
Industrial Conglomerates (0.1)%
3M Co.	(470)	(79,265)
Machinery (0.3)%
Cummins, Inc.	(308)	(43,807)
Deere & Co.	(436)	(39,502)
PACCAR, Inc.	(2,865)	(183,503)
Total		(266,812)
Professional Services —%
Manpowergroup, Inc.	(228)	(18,345)
Road & Rail (0.1)%
Avis Budget Group, Inc. (b)	(699)	(42,373)
Con-way, Inc.	(1,373)	(60,646)
Total		(103,019)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (0.3)%
Air Lease Corp.	(1,464)	$(55,983)
Fastenal Co.	(5,492)	(228,193)
Total		(284,176)
TOTAL INDUSTRIALS		(1,745,900)
INFORMATION TECHNOLOGY (3.5)%
Communications Equipment (0.1)%
Brocade Communications Systems, Inc.	(8,463)	(104,857)
Electronic Equipment, Instruments & Components (0.5)%
Corning, Inc.	(3,985)	(97,234)
Dolby Laboratories, Inc., Class A	(7,926)	(320,765)
IPG Photonics Corp. (b)	(1,332)	(127,739)
Total		(545,738)
Internet Software & Services (0.6)%
AOL, Inc. (b)	(2,065)	(83,715)
LinkedIn Corp., Class A (b)	(415)	(110,888)
Twitter, Inc. (b)	(3,600)	(173,088)
Yelp, Inc. (b)	(4,330)	(207,840)
Total		(575,531)
IT Services (0.4)%
Accenture PLC, Class A	(1,411)	(127,032)
Xerox Corp.	(16,660)	(227,409)
Total		(354,441)
Semiconductors & Semiconductor Equipment (0.7)%
Amkor Technology, Inc.	(9,788)	(95,237)
Analog Devices, Inc.	(3,225)	(188,791)
ASML Holding NV	(816)	(87,867)
Atmel Corp. (b)	(10,824)	(90,272)
Linear Technology Corp.	(1,436)	(69,194)
Silicon Laboratories, Inc. (b)	(4,839)	(245,047)
Total		(776,408)
Software (0.6)%
FireEye, Inc. (b)	(2,631)	(116,474)
QLIK Technologies, Inc. (b)	(3,245)	(105,268)
SAP SE, ADR	(3,885)	(272,688)
Symantec Corp.	(3,501)	(88,085)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Zynga, Inc., Class A (b)	(34,500)	$(79,350)
Total		(661,865)
Technology Hardware, Storage & Peripherals (0.6)%
Diebold, Inc.	(7,164)	(255,755)
Lexmark International, Inc., Class A	(5,432)	(231,729)
NCR Corp. (b)	(2,814)	(82,760)
NetApp, Inc.	(2,223)	(85,919)
Total		(656,163)
TOTAL INFORMATION TECHNOLOGY		(3,675,003)
MATERIALS (0.5)%
Chemicals (0.3)%
Air Products & Chemicals, Inc.	(864)	(134,905)
Airgas, Inc.	(139)	(16,293)
Ecolab, Inc.	(283)	(32,698)
International Flavors & Fragrances, Inc.	(143)	(17,436)
WR Grace & Co. (b)	(1,159)	(114,915)
Total		(316,247)
Construction Materials (0.1)%
Vulcan Materials Co.	(1,412)	(117,196)
Containers & Packaging —%
MeadWestvaco Corp.	(303)	(16,077)
Owens-Illinois, Inc. (b)	(436)	(11,406)
Packaging Corp. of America	(190)	(15,743)
Total		(43,226)
Metals & Mining (0.1)%
Alcoa, Inc.	(1,520)	(22,481)
BHP Billiton Ltd., ADR	(971)	(50,997)
Total		(73,478)
TOTAL MATERIALS		(550,147)
UTILITIES (0.2)%
Electric Utilities —%
Southern Co. (The)	(511)	(23,399)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

UTILITIES (CONTINUED)
Gas Utilities —%
Questar Corp.	(311)	$(7,271)
Independent Power and Renewable Electricity Producers —%
NRG Energy, Inc.	(451)	(10,815)
Multi-Utilities (0.2)%
Consolidated Edison, Inc.	(245)	(15,469)
Dominion Resources, Inc.	(246)	(17,734)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Integrys Energy Group, Inc.	(117)	$(8,744)
Sempra Energy	(1,056)	(114,259)
Wisconsin Energy Corp.	(240)	(12,235)
Total		(168,441)
TOTAL UTILITIES		(209,926)
Total Common Stocks (Proceeds: $16,951,240)		$(16,984,055)
Total Investments Sold Short (Proceeds: $16,951,240)		$(16,984,055)
Total Investments, Net of Investments Sold Short		91,548,081
Other Assets & Liabilities, Net		14,386,804
Net Assets		$105,934,885

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at February 28, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	03/25/2015	4,265,000 CHF	4,503,254 USD	25,007	—
Deutsche Bank	03/25/2015	7,503,837 USD	891,600,000 JPY	—	(48,102)
Deutsche Bank	04/17/2015	2,800,000 NOK	369,253 USD	4,460	—
Deutsche Bank	04/17/2015	200,000 NZD	150,062 USD	—	(514)
Deutsche Bank	04/17/2015	236,205 USD	300,000 AUD	—	(2,433)
Deutsche Bank	04/17/2015	80,451 USD	100,000 CAD	—	(510)
Deutsche Bank	04/17/2015	316,666 USD	300,000 CHF	—	(1,369)
Deutsche Bank	04/17/2015	649,017 USD	77,100,000 JPY	—	(4,083)
Deutsche Bank	04/17/2015	204,620 USD	1,700,000 SEK	—	(609)
Deutsche Bank	04/17/2015	221,401 USD	300,000 SGD	—	(1,541)
Goldman, Sachs & Co.	03/25/2015	4,868,000 GBP	7,510,302 USD	—	(3,837)
HSBC Securities (USA), Inc.	03/25/2015	4,497,296 USD	37,944,000 SEK	55,119	—
State Street Bank & Trust Company	03/25/2015	3,004,554 USD	2,649,000 EUR	—	(39,336)
UBS Securities	03/17/2015	178,000 AUD	139,057 USD	97	—
UBS Securities	03/17/2015	269,000,000 COP	109,017 USD	1,577	—
UBS Securities	03/17/2015	177,000 EUR	200,896 USD	2,787	—
UBS Securities	03/17/2015	410,000 GBP	629,604 USD	—	(3,304)
UBS Securities	03/17/2015	9,515,000 MXN	632,255 USD	—	(4,454)
UBS Securities	03/17/2015	404,000 NZD	302,960 USD	—	(2,149)
UBS Securities	03/25/2015	22,859,000 NOK	2,999,396 USD	19,568	—
UBS Securities	03/26/2015	1,210,000 AUD	939,590 USD	—	(4,456)
UBS Securities	03/26/2015	2,465,000 CNY	399,708 USD	2,443	—
UBS Securities	03/26/2015	704,000 EUR	801,705 USD	13,657	—
UBS Securities	03/26/2015	3,174,000 NZD	2,381,103 USD	—	(13,554)
UBS Securities	03/26/2015	1,121,699 USD	133,400,000 JPY	—	(6,166)
UBS Securities	03/26/2015	399,597 USD	5,990,000 MXN	947	—
UBS Securities	03/30/2015	54,434 USD	70,000 AUD	165	—
UBS Securities	03/30/2015	143,723 USD	180,000 CAD	206	—
UBS Securities	03/30/2015	26,830 USD	175,000 DKK	—	(557)
UBS Securities	03/30/2015	797,565 USD	700,000 EUR	—	(13,952)
UBS Securities	03/30/2015	771,999 USD	500,000 GBP	—	(241)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	03/30/2015	924,964 USD	110,000,000 JPY	—	(5,054)
UBS Securities	03/30/2015	66,757 USD	1,000,000 MXN	91	—
UBS Securities	04/17/2015	2,300,000 AUD	1,790,428 USD	—	(1,824)
UBS Securities	04/17/2015	700,000 CAD	560,029 USD	448	—
UBS Securities	04/17/2015	1,500,000 CHF	1,587,174 USD	10,690	—
UBS Securities	04/17/2015	200,000 EUR	227,979 USD	4,042	—
UBS Securities	04/17/2015	200,000 GBP	308,834 USD	168	—
UBS Securities	04/17/2015	187,400,000 JPY	1,578,014 USD	10,431	—
UBS Securities	04/17/2015	7,000,000 NOK	922,453 USD	10,470	—
UBS Securities	04/17/2015	300,000 NZD	225,036 USD	—	(828)
UBS Securities	04/17/2015	11,500,000 SEK	1,369,866 USD	—	(10,206)
UBS Securities	04/17/2015	600,000 SGD	441,572 USD	1,852	—
UBS Securities	04/17/2015	3,238,192 USD	4,400,000 SGD	—	(13,579)
Total				164,225	(182,658)

Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $1,685,519 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	59	JPY	7,295,039	03/2015	30,589	—
3MO EURO EURIBOR	10	EUR	2,797,625	09/2015	966	—
3MO EURO SWISS FRANC	10	CHF	2,645,933	09/2015	—	(816)
3MO EUROYEN (TFX)	13	JPY	2,712,884	09/2015	—	(38)
AUST 10YR BOND	35	AUD	3,599,914	03/2015	24,290	—
AUST 3YR BOND	2	AUD	175,512	03/2015	337	—
BANK ACCEPT	14	CAD	2,776,818	09/2015	—	(4,095)
CAC40 10 EURO	5	EUR	277,049	03/2015	7,403	—
CAN 10YR BOND	9	CAD	1,034,125	06/2015	8,591	—
CBOE VIX	66	USD	1,176,450	05/2015	—	(26,022)
CBOE VIX	23	USD	426,075	07/2015	—	(6,185)
DAX INDEX	2	EUR	636,992	03/2015	21,994	—
EMINI MSCI EAFE INDEX	38	USD	3,563,070	03/2015	28,549	—
EURO BUXL 30YR BOND	2	EUR	373,091	03/2015	3,395	—
EURO STOXX 50	15	EUR	602,608	03/2015	17,595	—
EURO-BTP (ITALY GOVT)	7	EUR	1,103,641	03/2015	20,642	—
EURO-BUND	13	EUR	2,319,769	03/2015	12,982	—
EURO-OAT	1	EUR	168,148	03/2015	1,439	—
FTSE 100 INDEX	3	GBP	320,503	03/2015	3,042	—
FTSE/MIB INDEX	8	EUR	1,000,163	03/2015	32,367	—
HANG SENG INDEX	8	HKD	1,278,734	03/2015	3,827	—
IBEX 35 INDEX	4	EUR	499,320	03/2015	13,210	—
LONG GILT	10	GBP	1,830,544	06/2015	—	(4,433)
MSCI EMER MKT MIN	23	USD	1,140,685	03/2015	7,493	—
MSCI SING IX ETS	50	SGD	2,802,950	03/2015	—	(24,706)
OMXS30 INDEX	25	SEK	505,128	03/2015	6,992	—
S&P/TSE 60 INDEX	3	CAD	426,734	03/2015	2,385	—
S&P500 EMINI	45	USD	4,731,300	03/2015	19,952	—
SHORT EURO-BTP ITALY GOV	2	EUR	251,383	03/2015	743	—
SPI 200	5	AUD	577,650	03/2015	2,563	—
TOPIX INDEX	5	JPY	637,618	03/2015	9,391	—
US 10YR NOTE	11	USD	1,405,766	06/2015	—	(2,939)
US LONG BOND	8	USD	1,294,751	06/2015	6,823	—
US ULTRA T-BOND	1	USD	168,281	06/2015	30	—
Total			52,556,253		287,590	(69,234)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	(35)	JPY	(4,327,565)	03/2015	—	(15,359)
3MO EURO EURIBOR	(14)	EUR	(3,916,676)	09/2015	—	(1,250)
3MO EURO SWISS FRANC	(1)	CHF	(264,593)	09/2015	50	—
3MO EUROYEN (TFX)	(6)	JPY	(1,252,100)	09/2015	—	(18)
90 DAY STERLING	(36)	GBP	(6,900,087)	09/2015	703	—
BANK ACCEPT	(3)	CAD	(595,032)	09/2015	863	—
CAN 10YR BOND	(5)	CAD	(574,514)	06/2015	—	(2,850)
CBOE VIX	(49)	USD	(775,425)	03/2015	66,897	—
CBOE VIX	(30)	USD	(521,250)	04/2015	11,422	—
CBOE VIX	(3)	USD	(54,525)	06/2015	368	—
EURO STOXX 50	(10)	EUR	(401,739)	03/2015	—	(7,498)
EURO$ 90 DAY	(22)	USD	(5,469,475)	09/2015	—	(1,433)
EURO-BOBL	(2)	EUR	(293,594)	03/2015	—	(255)
EURO-BUND	(22)	EUR	(3,925,763)	03/2015	—	(11,856)
FTSE 100 INDEX	(19)	GBP	(2,029,855)	03/2015	—	(19,334)
LONG GILT	(1)	GBP	(183,054)	06/2015	—	(274)
S&P 500	(1)	USD	(525,700)	03/2015	—	(1,203)
S&P/TSE 60 INDEX	(9)	CAD	(1,280,202)	03/2015	—	(2,726)
US 10YR NOTE	(20)	USD	(2,555,938)	06/2015	5,125	—
US LONG BOND	(3)	USD	(485,531)	06/2015	—	(3,868)
Total			(36,332,618)		85,428	(67,924)

Credit Default Swap Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $162,877 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.00	850,000	(1,438)	(1,606)	—	(3,044)
Morgan Stanley*	Markit iTraxx XO.22.V1	12/20/2019	5.00	500,000	(2,851)	(5,284)	—	(8,135)
Total							—	(11,179)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	CDX Emerging Markets Index 22-V1	12/20/2019	1.00	3.783%	1,000,000	(117,407)	114,975	1,889	—	(543)
Barclays	CDX Emerging Markets Index 22-V1	12/20/2019	1.00	3.783%	500,000	(58,703)	58,400	944	641	—
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.00	3.226%	3,267,000	30,778	—	30,855	61,633	—
Total									62,274	(543)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap Contracts Outstanding at February 28, 2015

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Goldman Sachs	Total return on Goldman Sachs Premia Basket Series 27 Excess Return	Fixed rate of 0.35%	02/26/2016	USD	10,500,000	—	(110,119)
Total						—	(110,119)

Notes to Consolidated Portfolio of Investments

(a)	This security, or a portion of this security, was pledged as collateral for securities sold short. At February 28, 2015, total securities pledged was $16,416,268.
(b)	Non-income producing.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $638,597 or 0.60% of net assets.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	83,430,608	(20,963,481)	62,467,127	2,037	62,467,127

(j)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $108,258,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$492,000
Unrealized Depreciation	(218,000)
Net Unrealized Appreciation	$274,000

(k)	Investments are valued using policies described below.

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Debt securities generally are valued by pricing services approved by the Board based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine fair value.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,516,999	—	—	3,516,999
Consumer Staples	1,517,763	—	—	1,517,763
Energy	1,676,919	—	—	1,676,919
Financials	3,707,869	—	—	3,707,869
Health Care	4,351,784	—	—	4,351,784
Industrials	2,345,626	—	—	2,345,626
Information Technology	4,996,790	—	—	4,996,790
Materials	714,685	—	—	714,685
Telecommunication Services	57,093	—	—	57,093
Utilities	345,559	—	—	345,559
Common Stocks - Investments Sold Short
Consumer Discretionary	(2,669,864)	—	—	(2,669,864)
Consumer Staples	(1,007,745)	—	—	(1,007,745)
Energy	(1,180,539)	—	—	(1,180,539)
Financials	(2,570,477)	—	—	(2,570,477)
Health Care	(3,374,454)	—	—	(3,374,454)
Industrials	(1,745,900)	—	—	(1,745,900)
Information Technology	(3,675,003)	—	—	(3,675,003)
Materials	(550,147)	—	—	(550,147)
Utilities	(209,926)	—	—	(209,926)
Exchange-Traded Funds	12,094,798	—	—	12,094,798
Total Equity Securities	18,341,830	—	—	18,341,830
Bonds
Commercial Mortgage-Backed Securities - Non-Agency	—	250,573	—	250,573
Inflation-Indexed Bonds	—	5,244,811	—	5,244,811
U.S. Treasury Obligations	2,736,822	—	—	2,736,822
Foreign Government Obligations	—	2,506,918	—	2,506,918
Total Bonds	2,736,822	8,002,302	—	10,739,124
Mutual Funds
Money Market Funds	62,467,127	—	—	62,467,127
Total Mutual Funds	62,467,127	—	—	62,467,127
Investments in Securities	83,545,779	8,002,302	—	91,548,081
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	164,225	—	164,225
Futures Contracts	373,018	—	—	373,018
Swap Contracts	—	62,274	—	62,274
Liabilities
Forward Foreign Currency Exchange Contracts	—	(182,658)	—	(182,658)
Futures Contracts	(137,158)	—	—	(137,158)
Swap Contracts	—	(11,722)	(110,119)	(121,841)
Total	83,781,639	8,034,421	(110,119)	91,705,941

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Dividend Income Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%
CONSUMER DISCRETIONARY 9.4%
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	1,320,000	$130,548,000
Media 3.8%
Comcast Corp., Class A	4,032,960	239,477,165
Time Warner, Inc.	1,373,150	112,406,059
Total		351,883,224
Multiline Retail 0.8%
Macy’s, Inc.	1,256,680	80,075,649
Specialty Retail 2.0%
Home Depot, Inc. (The)	1,680,440	192,830,490
Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc.	410,000	52,291,400
VF Corp.	980,000	75,126,800
Total		127,418,200
TOTAL CONSUMER DISCRETIONARY		882,755,563
CONSUMER STAPLES 12.5%
Beverages 1.8%
Anheuser-Busch InBev NV, ADR	391,380	49,572,191
Coca-Cola Co. (The)	1,558,240	67,471,792
Coca-Cola Enterprises, Inc.	1,045,310	48,293,322
Total		165,337,305
Food & Staples Retailing 3.1%
CVS Health Corp.	1,460,000	151,650,200
Wal-Mart Stores, Inc.	1,615,050	135,551,146
Total		287,201,346
Food Products 1.2%
General Mills, Inc.	1,275,000	68,582,250
Kraft Foods Group, Inc.	760,000	48,685,600
Total		117,267,850
Household Products 2.7%
Kimberly-Clark Corp.	930,000	101,983,800
Procter & Gamble Co. (The)	1,800,000	153,234,000
Total		255,217,800
Tobacco 3.7%
Altria Group, Inc.	2,860,000	160,989,400
Philip Morris International, Inc.	2,200,000	182,512,000
Total		343,501,400
TOTAL CONSUMER STAPLES		1,168,525,701

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 8.5%
Energy Equipment & Services 1.2%
Schlumberger Ltd.	1,325,000	$111,512,000
Oil, Gas & Consumable Fuels 7.3%
BP PLC, ADR	945,000	39,160,800
Chevron Corp.	1,182,000	126,095,760
ConocoPhillips	580,250	37,832,300
Exxon Mobil Corp.	2,604,590	230,610,398
Kinder Morgan, Inc.	1,648,160	67,591,042
Occidental Petroleum Corp.	1,256,520	97,857,778
Royal Dutch Shell PLC, ADR, Class A	1,270,000	83,019,900
Total		682,167,978
TOTAL ENERGY		793,679,978
FINANCIALS 17.3%
Banks 7.5%
Fifth Third Bancorp	2,200,000	42,592,000
JPMorgan Chase & Co.	3,800,000	232,864,000
PNC Financial Services Group, Inc. (The)	1,050,000	96,558,000
U.S. Bancorp	2,138,800	95,411,868
Wells Fargo & Co.	4,250,000	232,857,500
Total		700,283,368
Capital Markets 3.0%
BlackRock, Inc.	395,000	146,710,900
Northern Trust Corp.	1,020,000	71,226,600
T. Rowe Price Group, Inc.	700,000	57,820,000
Total		275,757,500
Consumer Finance 0.8%
American Express Co.	890,000	72,615,100
Diversified Financial Services 1.0%
CME Group, Inc.	980,000	94,011,400
Insurance 3.0%
ACE Ltd.	775,000	88,357,750
Chubb Corp. (The)	700,000	70,315,000
Marsh & McLennan Companies, Inc.	2,150,000	122,313,500
Total		280,986,250
Real Estate Investment Trusts (REITs) 2.0%
Duke Realty Corp.	1,200,000	25,632,000
Essex Property Trust, Inc.	100,710	22,400,925
Public Storage	439,290	86,636,774

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	298,000	$56,727,280
Total		191,396,979
TOTAL FINANCIALS		1,615,050,597
HEALTH CARE 12.6%
Biotechnology 2.5%
Amgen, Inc.	898,330	141,684,608
Gilead Sciences, Inc. (a)	917,680	95,007,410
Total		236,692,018
Health Care Equipment & Supplies 1.2%
Medtronic PLC	1,450,075	112,511,319
Pharmaceuticals 8.9%
Bristol-Myers Squibb Co.	720,740	43,907,481
Johnson & Johnson	2,368,000	242,743,680
Merck & Co., Inc.	3,810,000	223,037,400
Pfizer, Inc.	5,753,890	197,473,505
Roche Holding AG, ADR	3,584,610	122,342,739
Total		829,504,805
TOTAL HEALTH CARE		1,178,708,142
INDUSTRIALS 11.7%
Aerospace & Defense 6.9%
Boeing Co. (The)	593,360	89,508,356
Honeywell International, Inc.	1,605,000	164,961,900
Lockheed Martin Corp.	477,960	95,615,898
Raytheon Co.	1,575,000	171,312,750
United Technologies Corp.	1,012,090	123,383,892
Total		644,782,796
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	975,000	99,186,750
Commercial Services & Supplies 0.8%
Waste Management, Inc.	1,335,000	72,730,800
Industrial Conglomerates 0.8%
General Electric Co.	2,781,810	72,299,242
Machinery 2.2%
Dover Corp.	1,100,000	79,255,000
Illinois Tool Works, Inc.	565,000	55,855,900

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Machinery (continued)
Parker-Hannifin Corp.	590,000	$72,387,100
Total		207,498,000
TOTAL INDUSTRIALS		1,096,497,588
INFORMATION TECHNOLOGY 13.1%
Communications Equipment 1.4%
Cisco Systems, Inc.	4,325,000	127,630,750
IT Services 1.7%
Automatic Data Processing, Inc.	1,220,000	108,384,800
International Business Machines Corp.	293,245	47,488,095
Total		155,872,895
Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	5,425,000	180,381,250
Microchip Technology, Inc.	501,150	25,693,961
Texas Instruments, Inc.	1,600,000	94,080,000
Total		300,155,211
Software 2.8%
Microsoft Corp.	6,080,820	266,643,957
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	2,416,390	310,409,459
EMC Corp.	2,355,870	68,178,878
Total		378,588,337
TOTAL INFORMATION TECHNOLOGY		1,228,891,150
MATERIALS 3.4%
Chemicals 2.8%
EI du Pont de Nemours & Co.	1,620,000	126,117,000
LyondellBasell Industries NV, Class A	308,310	26,486,912
Sherwin-Williams Co. (The)	380,000	108,376,000
Total		260,979,912
Containers & Packaging 0.6%
Sonoco Products Co.	1,125,000	52,683,750
TOTAL MATERIALS		313,663,662
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
Verizon Communications, Inc.	4,526,130	223,817,129
TOTAL TELECOMMUNICATION SERVICES		223,817,129

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 4.8%
Electric Utilities 2.2%
American Electric Power Co., Inc.	875,000	$50,382,500
Duke Energy Corp.	572,000	44,930,600
Eversource Energy	1,035,000	53,561,250
NextEra Energy, Inc.	515,000	53,281,900
Total		202,156,250
Multi-Utilities 2.6%
CMS Energy Corp.	1,570,000	55,154,100
Dominion Resources, Inc.	697,000	50,246,730
PG&E Corp.	826,610	44,413,755
Sempra Energy	425,000	45,985,000
Wisconsin Energy Corp.	1,025,000	52,254,500
Total		248,054,085
TOTAL UTILITIES		450,210,335
Total Common Stocks (Cost: $6,048,900,040)		$8,951,799,845

	Shares	Value

Exchange-Traded Funds 1.3%
SPDR S&P 500 ETF Trust	575,000	$121,129,500
Total Exchange-Traded Funds (Cost: $115,638,750)		$121,129,500

	Shares	Value

Money Market Funds 2.9%

Columbia Short-Term Cash Fund, 0.118% (b)(c)	270,003,125	$270,003,125
Total Money Market Funds (Cost: $270,003,125)		$270,003,125
Total Investments
(Cost: $6,434,541,915) (d)		$9,342,932,470	(e)
Other Assets & Liabilities, Net		6,792,185
Net Assets		$9,349,724,655

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	97,058,448	1,325,109,519	(1,152,164,842)	270,003,125	141,305	270,003,125

(d)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $6,434,542,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,923,459,000
Unrealized Depreciation	(15,069,000)
Net Unrealized Appreciation	$2,908,390,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	882,755,563	—	—	882,755,563
Consumer Staples	1,168,525,701	—	—	1,168,525,701
Energy	793,679,978	—	—	793,679,978
Financials	1,615,050,597	—	—	1,615,050,597
Health Care	1,178,708,142	—	—	1,178,708,142
Industrials	1,096,497,588	—	—	1,096,497,588
Information Technology	1,228,891,150	—	—	1,228,891,150
Materials	313,663,662	—	—	313,663,662
Telecommunication Services	223,817,129	—	—	223,817,129
Utilities	450,210,335	—	—	450,210,335
Exchange-Traded Funds	121,129,500	—	—	121,129,500
Total Equity Securities	9,072,929,345	—	—	9,072,929,345
Mutual Funds
Money Market Funds	270,003,125	—	—	270,003,125
Total Mutual Funds	270,003,125	—	—	270,003,125
Total	9,342,932,470	—	—	9,342,932,470

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia High Yield Municipal Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 91.2%
ALASKA 0.7%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	$5,000,000	$5,557,900
ARIZONA 2.7%
City of Glendale Water & Sewer Refunding Revenue Bonds Senior Lien Series 2015 (a)
07/01/27	5.000%	2,500,000	3,012,150
Industrial Development Authority of the County of Pima (The)
Refunding Revenue Bonds
Facility-Edkey Charter Schools Project
Series 2013
07/01/33	6.000%	2,000,000	2,043,220
07/01/43	6.000%	2,500,000	2,523,850
07/01/48	6.000%	1,500,000	1,505,340
Revenue Bonds
American Charter Schools Foundation
Series 2007A
07/01/38	5.625%	3,840,000	3,455,808
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,234,248
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	2,052,760
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,747,520
Total			22,574,896
CALIFORNIA 9.8%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	1,660,000	1,648,961
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Mortgage Notes
Series 2004
10/01/13	13.000%	405,000	202,435
10/01/15	8.375%	560,000	188,910
10/01/19	8.750%	2,785,000	939,213
Series 2010
10/01/20	8.375%	1,420,000	539,231

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California Housing Finance Agency (f)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	$5,000,000	$5,067,500
Series 2008K AMT
08/01/33	5.550%	2,545,000	2,583,862
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT (b)(d)(f)
12/01/32	7.500%	1,835,000	2,107,718
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G
11/01/37	5.000%	1,250,000	1,419,338
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/44	5.250%	1,500,000	1,531,275
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	3,125,760
Aspire Public Schools
Series 2010
07/01/46	6.125%	2,990,000	3,215,267
Loma Linda University Medical Center
Series 2014
12/01/44	5.250%	500,000	545,420
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/34	5.000%	1,775,000	1,969,309
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992
09/02/22	7.375%	80,000	81,392
City of Los Angeles Department of Airports Revenue Bonds Senior Series 2015A AMT (f)
05/15/27	5.000%	1,250,000	1,486,775
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A (g)
02/01/25	0.000%	3,100,000	2,044,791
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,896,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (g)
06/01/25	0.000%	$2,310,000	$1,549,063
County of Sacramento Airport System Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,861,650
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC) (g)
10/01/21	0.000%	1,665,000	1,348,300
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C
01/15/43	6.500%	5,000,000	6,001,150
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1
06/01/47	5.125%	3,000,000	2,339,760
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A
09/01/27	5.500%	5,430,000	5,662,730
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	6,890,100
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	2,001,500
Palomar Health Certificate of Participation Series 2010
11/01/41	6.000%	2,500,000	2,674,250
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	4,818,207
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	1,500,000	1,742,025

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
State of California Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	$5,000,000	$5,274,850
State of California Unlimited General Obligation Bonds Various Purpose Series 2012
04/01/42	5.000%	3,000,000	3,413,640
Total			81,170,632
COLORADO 1.6%
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/38	6.000%	4,250,000	4,553,790
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003
12/01/33	6.050%	1,000,000	1,002,530
Regional Transportation District Certificate of Participation Series 2014A
06/01/39	5.000%	7,000,000	7,897,190
Total			13,453,510
CONNECTICUT 1.3%
Connecticut State Development Authority Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007
08/15/27	5.500%	500,000	516,375
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	4,000,000	4,843,160
Mohegan Tribe of Indians of Connecticut (b)(c)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2001
01/01/31	6.250%	4,475,000	4,475,045
Series 2003
01/01/33	5.250%	1,000,000	1,000,540
Total			10,835,120
DELAWARE 0.2%
Centerline Equity Issuer Trust Secured AMT (b)(f)
05/15/19	6.300%	1,000,000	1,157,110

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DELAWARE (CONTINUED)
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT (d)(f)
06/01/28	6.250%	$700,000	$700,308
Total			1,857,418
DISTRICT OF COLUMBIA 0.9%
Metropolitan Washington Airports Authority (f)
Refunding Revenue Bonds
Series 2014A AMT
10/01/23	5.000%	2,000,000	2,399,900
Revenue Bonds
Airport System
Series 2012A AMT
10/01/24	5.000%	4,000,000	4,683,160
Total			7,083,060
FLORIDA 7.9%
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (d)(f)
07/01/40	7.500%	1,500,000	1,502,190
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,370,000	547,973
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/28	6.250%	675,000	728,831
01/01/43	6.375%	2,250,000	2,402,167
County of Miami-Dade
Refunding Revenue Bonds
Subordinated Series 2012B
10/01/37	5.000%	1,530,000	1,705,598
County of Miami-Dade (g)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/41	0.000%	20,000,000	5,925,600
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/40	6.000%	3,750,000	3,909,412
Series 2012A
06/15/43	6.125%	5,500,000	5,604,610
Renaissance Charter School Projects
Series 2013A
06/15/44	8.500%	5,000,000	5,694,900
Florida Development Finance Corp. (b)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/44	6.000%	$4,350,000	$4,411,422
Mid-Bay Bridge Authority Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	4,868,440
Middle Village Community Development District Special Assessment Bonds Series 2004A (d)
05/01/35	6.000%	1,855,000	1,594,502
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran Towers
Series 2005
07/01/26	5.700%	2,000,000	2,015,180
Mayflower Retirement Center
Series 2012
06/01/42	5.125%	750,000	808,335
Revenue Bonds
1st Mortgage-Orlando Lutheran Towers
Series 2007
07/01/32	5.500%	350,000	362,016
07/01/38	5.500%	1,750,000	1,806,105
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (b)(f)
07/01/36	8.000%	5,000,000	5,124,600
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences Boca Raton Series 2014
06/01/49	7.500%	1,250,000	1,429,287
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	4,229,080
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	420,000	400,512
Series 2004B
05/01/16	7.500%	1,025,000	1,033,016
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A
04/01/39	6.250%	2,000,000	2,244,520
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
10/01/41	5.250%	$3,725,000	$3,275,728
St. Johns County Industrial Development Authority (d)
Refunding Revenue Bonds
Glenmoor Project
Subordinated Series 2014B
01/01/49	2.500%	1,186,427	12
St. Johns County Industrial Development Authority (h)
Refunding Revenue Bonds
Glenmoor Project
Series 2014A
01/01/49	1.344%	3,206,250	1,167,171
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,875,000	1,866,919
Westridge Community Development District Special Assessment Bonds Series 2005 (d)(e)
05/01/37	5.800%	2,650,000	998,494
Total			65,656,620
GEORGIA 2.7%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	4,967,190
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A
07/01/29	5.000%	3,000,000	3,044,850
Georgia State Road & Tollway Authority Revenue Bonds Convertible Cabs I-75 S Expressway Series 2014S (b)(h)
06/01/49	0.000%	9,100,000	4,954,950
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V Escrowed to Maturity
01/01/18	6.600%	530,000	587,325
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (f)
01/01/34	6.125%	5,000,000	5,131,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Savannah Economic Development Authority Refunding Revenue Bonds Marshes Skidaway Island Project Series 2013
01/01/49	7.250%	$3,500,000	$4,049,570
Total			22,735,535
GUAM 0.6%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (c)
12/01/40	6.875%	4,750,000	5,339,523
HAWAII 0.7%
State of Hawaii Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,979,343
Hawaii Pacific University
Series 2013A
07/01/43	6.875%	2,800,000	3,184,552
Total			6,163,895
IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A
10/01/49	8.125%	4,000,000	4,307,320
ILLINOIS 8.4%
Chicago Park District Limited General Obligation Refunding Bonds Limited Tax Series 2014B
01/01/26	5.000%	1,500,000	1,755,615
City of Chicago
Unlimited General Obligation Bonds
Series 2009C
01/01/40	5.000%	2,500,000	2,534,725
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/36	5.000%	3,000,000	3,055,620
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	756,038
Illinois Finance Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Refunding Revenue Bonds
Chicago Charter School Project
Series 2007
12/01/36	5.000%	$1,750,000	$1,771,332
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	3,450,000	4,037,224
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	5,188,800
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	4,981,960
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,548,790
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	5,846,150
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,771,422
Illinois Finance Authority (d)(e)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	6.000%	1,000,000	194,740
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014-A
12/01/21	5.000%	1,525,000	1,831,250
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Place Project Series 2010B-2
06/15/50	5.000%	5,000,000	5,300,100
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005B
03/01/35	6.000%	2,725,000	2,771,298
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,866,800
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,266,190
State of Illinois Unlimited General Obligation Bonds Series 2014
05/01/29	5.000%	3,500,000	3,800,090

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	$2,175,000	$2,173,978
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	5,240,000	5,683,776
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004
03/01/34	6.250%	673,000	687,187
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	3,492,000	3,523,463
Total			69,346,548
INDIANA 0.4%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	700,000	721,406
Indiana Health & Educational Facilities Financing Authority Prerefunded 11/15/15 Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	2,750,000	2,847,735
Total			3,569,141
IOWA 1.0%
Iowa Finance Authority
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	5,000,000	5,457,800
Iowa Finance Authority (d)(h)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/56	0.000%	401,062	401
Iowa Finance Authority (h)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/46	2.700%	2,138,019	856,854

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT (f)
12/01/30	5.850%	$1,855,000	$2,000,376
Total			8,315,431
KANSAS 2.0%
City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	566,670
05/15/39	7.250%	1,500,000	1,694,460
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Foundation Series 2007A
05/15/29	5.000%	2,680,000	2,708,917
City of Overland Park Revenue Bonds Prairiefire-Lionsgate Project Series 2012
12/15/32	6.000%	6,000,000	6,021,600
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006
10/01/28	4.875%	5,245,000	5,279,722
Total			16,271,369
KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,242,230
LOUISIANA 3.5%
Juban Crossing Economic Development District (a)
Refunding Revenue Bonds
Drainage Projects
Series 2015B
09/15/44	7.000%	750,000	755,332
General Infrastructure Projects
Series 2015C
09/15/44	7.000%	3,665,000	3,691,058
Road Projects
Series 2015A
09/15/44	7.000%	1,335,000	1,344,492

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	$5,000,000	$6,011,200
Louisiana Public Facilities Authority (f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	5,000,000	5,617,500
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	5,000,000	5,506,000
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,760,300
Total			28,685,882
MARYLAND 0.4%
Maryland Economic Development Corp. Revenue Bonds University of Maryland-College Park Projects Series 2008
06/01/43	5.875%	2,590,000	2,851,409
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	455,481	455,308
Total			3,306,717
MASSACHUSETTS 2.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,000,000	986,010
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,778,970
Linden Ponds, Inc. Facility
Series 2011A-2
11/15/46	5.500%	279,667	240,609
Massachusetts Development Finance Agency (d)(g)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	8,597
Massachusetts Educational Financing Authority (f)
Revenue Bonds
Education Loan

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2014-I AMT
01/01/21	5.000%	$1,885,000	$2,132,048
Series 2008H (AGM) AMT
01/01/30	6.350%	1,960,000	2,069,250
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,406,410
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Boston Medical Center
Series 2008
07/01/38	5.250%	525,000	598,762
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/32	5.000%	1,250,000	1,280,950
Unrefunded Revenue Bonds
Boston Medical Center
Series 2008
07/01/38	5.250%	4,475,000	4,795,902
Total			20,297,508
MICHIGAN 3.8%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013
06/01/33	6.000%	5,750,000	5,831,535
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/23	5.000%	3,025,000	3,420,035
07/01/39	5.250%	1,375,000	1,478,840
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/41	5.250%	1,445,000	1,540,254
Series 2011C
07/01/41	5.000%	1,025,000	1,078,361
Michigan Finance Authority
Refunding Revenue Bonds
Series 2014H1
10/01/22	5.000%	1,075,000	1,253,063
Revenue Bonds
School District of the City of Detroit
Series 2012
06/01/20	5.000%	1,400,000	1,558,102
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A
11/15/46	5.250%	3,000,000	3,146,130

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.-Carollton Project Series 1998C AMT (d)(f)
11/01/25	6.550%	$1,500,000	$1,507,875
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	882,020
06/01/48	6.000%	11,000,000	9,357,700
Summit Academy North Refunding Revenue Bonds Series 2005
11/01/35	5.500%	750,000	738,113
Total			31,792,028
MINNESOTA 1.4%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	4,070,000	4,393,565
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,362,745
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT (f)
12/01/38	5.000%	10,844	10,861
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11/15/30	6.000%	3,000,000	3,090,960
11/15/35	6.000%	2,000,000	2,059,040
Total			11,917,171
MISSISSIPPI 0.4%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,537,560
County of Lowndes (h)
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992B
04/01/22	6.700%	230,000	291,068

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI (CONTINUED)
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	$240,000	$240,187
Total			3,068,815
MISSOURI 3.4%
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A Escrowed to Maturity
03/01/18	5.250%	700,000	751,359
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	3,100,000	3,144,888
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,330,750
City of Riverside Prerefunded 05/01/15 Tax Allocation Bonds L-385 Levee Project Series 2004
05/01/20	5.250%	1,275,000	1,286,615
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,463,233
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,181,570
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,561,132
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,300,325
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	3,000,000	3,121,740
Total			28,141,612

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Ministry Series 2006A
05/15/36	6.125%	$1,000,000	$1,028,160
NEBRASKA 0.7%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012
09/01/42	5.000%	5,000,000	5,484,650
NEVADA 0.7%
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (b)
06/15/28	6.750%	5,000,000	5,417,050
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT (f)(h)
07/01/18	7.500%	125,000	138,691
NEW JERSEY 3.2%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,250,000	62,300
Subordinated Series 2005B
01/01/25	6.125%	2,750,000	138,160
Subordinated Revenue Bonds
Heldrich Center Hotel
Subordinated Series 2005B
01/01/37	6.250%	6,450,000	321,468
New Jersey Economic Development Authority
Refunding Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006
11/15/36	5.250%	2,250,000	2,297,565
New Jersey Economic Development Authority (f)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	3,990,000	4,023,955
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/43	5.125%	2,000,000	2,101,040

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	$3,000,000	$3,345,990
New Jersey Higher Education Student Assistance Authority (f)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/21	5.000%	1,500,000	1,711,500
Senior Series 2014-1A-1 AMT
12/01/22	5.000%	1,000,000	1,142,590
Subordinated Series 2013-1B AMT
12/01/43	4.750%	5,000,000	5,156,800
New Jersey Transportation Trust Fund Authority Revenue Bonds Capital Appreciation Transportation System Series 2006C (g)
12/15/32	0.000%	10,000,000	4,443,000
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C (g)
06/01/41	0.000%	7,500,000	1,758,975
Total			26,503,343
NEW YORK 3.6%
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013
07/01/43	6.000%	4,330,000	4,283,063
City of New York Unlimited General Obligation Refunding Bonds Series 2014J
08/01/23	5.000%	3,000,000	3,654,090
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT (f)
01/01/24	5.250%	1,900,000	1,930,913
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D (g)
06/01/60	0.000%	25,000,000	123,750
New York City Water & Sewer System Refunding Revenue Bonds 2nd General Resolution Series 2015FF (a)
06/15/27	5.000%	2,645,000	3,218,965
New York State Dormitory Authority
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2007B
07/01/37	5.625%	$2,000,000	$2,236,100
Revenue Bonds
NYU Hospitals Center
Series 2011A
07/01/40	6.000%	1,000,000	1,168,590
Port Authority of New York & New Jersey (f)
Refunding Revenue Bonds
Consolidated 186th
Series 2014-186 AMT
10/15/22	5.000%	5,000,000	5,976,300
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	120,000	119,994
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2012B (g)
11/15/32	0.000%	13,185,000	7,306,336
Total			30,018,101
NORTH CAROLINA 0.9%
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT (d)(f)
02/01/38	5.650%	3,118,798	3,178,398
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	3,853,159
Total			7,031,557
NORTH DAKOTA 0.4%
City of Fargo Revenue Bonds Sanford Obligation Group Series 2011
11/01/31	6.250%	2,500,000	3,095,725
OHIO 0.7%
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	5,548,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Summit County Port Authority Revenue Bonds Seville Project Series 2005A
05/15/25	5.100%	$375,000	$375,668
Total			5,924,118
OKLAHOMA 0.3%
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012
01/01/32	6.000%	2,000,000	2,112,200
OREGON 1.3%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	2,830,000	2,938,983
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	1,700,000	1,739,865
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/49	5.500%	3,115,000	3,388,466
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B (c)
11/01/33	6.375%	2,410,000	2,687,729
Total			10,755,043
PENNSYLVANIA 2.6%
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (f)
06/01/24	6.900%	3,200,000	4,054,080
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	3,375,000	3,731,231
Pennsylvania Economic Development Financing Authority (a)(f)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
06/30/42	5.000%	1,050,000	1,149,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/30	5.800%	$2,500,000	$2,718,225
Shippensburg University
Series 2011
10/01/43	6.250%	2,000,000	2,241,260
Pennsylvania Housing Finance Agency Revenue Bonds Series 2013-115A AMT (f)
10/01/33	4.200%	5,000,000	5,229,150
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008
07/01/23	5.500%	295,000	339,710
Philadelphia Authority for Industrial Development Revenue Bonds 1st Philadelphia Preparatory Charter School Series 2014
06/15/33	7.000%	1,870,000	2,070,445
Total			21,534,051
PUERTO RICO 3.4%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (c)
07/01/35	8.000%	13,000,000	10,839,010
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A (c)
07/01/42	5.250%	2,525,000	1,790,275
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2010ZZ
07/01/25	5.250%	2,000,000	1,155,700
Revenue Bonds
Series 2013A
07/01/36	6.750%	1,000,000	578,890
07/01/43	7.000%	6,570,000	3,802,585
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2007N (c)
07/01/21	5.500%	760,000	486,400
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds Cogen Facilities AES Puerto Rico Project Series 2000 AMT (c)(f)
06/01/26	6.625%	5,820,000	5,544,132
Puerto Rico Sales Tax Financing Corp. (c)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
1st Subordinated Series 2009B
08/01/44	6.500%	$1,000,000	$730,330
1st Subordinated Series 2010A
08/01/39	5.375%	5,155,000	3,370,184
Total			28,297,506
SOUTH CAROLINA 2.4%
Laurens County School District No. 055 Revenue Bonds Series 2005
12/01/30	5.250%	1,300,000	1,336,335
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/28	5.500%	2,300,000	2,366,769
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	4,000,000	4,016,040
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,614,085
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/43	5.000%	750,000	771,285
05/01/48	5.125%	1,500,000	1,543,380
York Preparatory Academy Project
Series 2014A
11/01/45	7.250%	4,000,000	4,424,480
Total			20,072,374
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/16 Revenue Bonds Village at Germantown, Inc. Series 2006
12/01/34	6.250%	450,000	491,459
TEXAS 8.1%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (h)
04/01/45	6.125%	5,000,000	5,842,250
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	5,000,000	6,121,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Central Texas Turnpike System Refunding Revenue Bonds Series 2015B
08/15/37	5.000%	$5,000,000	$5,647,200
City of Houston Airport System Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT (f)
07/15/38	6.625%	4,000,000	4,694,360
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	1,000,000	1,003,220
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,533,400
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT (f)(h)
04/01/28	8.000%	875,000	876,636
HFDC of Central Texas, Inc.
Revenue Bonds
Series 2006A
11/01/36	5.750%	5,000,000	5,066,850
HFDC of Central Texas, Inc. (d)(e)
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44	7.750%	4,000,000	1,529,920
La Vernia Higher Education Finance Corp.
Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,128,540
08/15/39	6.250%	1,500,000	1,707,735
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (f)
12/01/24	6.875%	5,000,000	5,274,050
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	3,000,000	3,439,890
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/49	8.000%	2,000,000	2,392,260
Red River Health Facilities Development Corp. (d)(e)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Sears Methodist Retirement System Obligation Group
Series 2013A
11/15/38	5.450%	$1,300,000	$779,974
11/15/46	6.050%	589,000	353,388
Series 2013B
11/15/49	6.150%	800,000	479,984
Series 2013C
05/09/53	6.250%	52,000	31,199
Series 2013D
11/15/46	6.050%	101,000	60,598
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (f)
07/01/38	8.000%	5,000,000	5,572,550
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Villages, Inc. Obligation
Series 2009
11/15/44	6.375%	4,250,000	4,698,885
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,580,480
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,374,275
Total			67,188,794
VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2012-A (c)
10/01/32	5.000%	3,785,000	4,181,895
Virgin Islands Water & Power Authority - Electric System Refunding Revenue Bonds Series 2012A (c)
07/01/21	4.000%	3,000,000	3,106,290
Total			7,288,185
VIRGINIA 2.3%
Bristol Industrial Development Authority Revenue Bonds Falls at Bristol Project Series 2014B
11/01/44	6.350%	4,250,000	4,295,390
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Convertible Cabs Transportation System Series 2012 (h)
07/15/40	0.000%	7,530,000	5,056,997

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	$2,500,000	$2,890,050
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	10,000,000	7,169,400
Total			19,411,837
WASHINGTON 1.6%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A
09/01/42	5.500%	2,150,000	2,268,916
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines, Inc. Series 2012 AMT (f)
04/01/30	5.000%	2,500,000	2,620,200
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds No. 65 Series 2013
04/01/43	5.750%	2,500,000	2,502,775
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing-Mirabella Series 2012
10/01/47	6.750%	5,000,000	5,464,650
Total			12,856,541
WISCONSIN 0.9%
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	5,000,000	5,570,550
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	1,750,000	2,079,508
Total			7,650,058
Total Municipal Bonds (Cost: $707,691,791)			$754,989,324

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Preferred Stocks 0.1%

MARYLAND 0.1%

Munimae TE Bond Subsidiary LLC AMT(b)(d)(f)
06/30/49	5.800%	1,000,000	$945,030
Total Municipal Preferred Stocks (Cost: $1,000,000)			$945,030

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 0.5%

NEW YORK 0.5%

Town of Ramapo Limited General Obligation Notes BAN Series 2014B
05/27/15	2.700%	$3,865,000	$3,876,672

Total Municipal Short Term (Cost: $3,875,949)			$3,876,672

	Shares	Value

Money Market Funds 8.4%

Dreyfus Tax-Exempt Cash Management Fund, 0.000% (i)	20,185,707	$20,185,707
JPMorgan Municipal Money Market Fund, 0.000% (i)	49,397,107	49,397,107
Total Money Market Funds (Cost: $69,582,814)		$69,582,814

Total Investments (Cost: $782,150,554) (j)		$829,393,840(k)
Other Assets & Liabilities, Net		(1,663,969)
Net Assets		$827,729,871

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $34,852,080 or 4.21% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2015, the value of these securities amounted to $54,347,143 or 6.57% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2015 was $19,608,513, which represents 2.37% of net assets. Information concerning such security holdings at February 28, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
07/01/40 7.500%	03-07-2000 - 05-21-2007	1,496,908
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/13 13.000%	05-14-2010	370,523
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/15 8.375%	10-04-2004 - 05-14-2010	510,005
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/19 8.750%	10-04-2004 -05-14-2010	2,498,267
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2010
10/01/20 8.375%	05-14-2010	1,420,000

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	1,835,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	07-23-2008	1,370,000
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/28 6.250%	10-08-1998	690,588
Durham Housing Authority
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/38 5.650%	12-18-2006	3,118,798
HFDC of Central Texas, Inc.
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44 7.750%	10-29-2009	3,885,957
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37 6.000%	02-14-2007	972,870
Iowa Finance Authority
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/56 0.000%	03-17-2014	—
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56 0.000%	12-10-2007 - 02-24-2010	19,694
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.-Carollton Project
Series 1998C AMT
11/01/25 6.550%	11-24-1998	1,500,000
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/35 6.000%	01-21-2004	1,848,975
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Subordinated Series 2005B
01/01/25 6.125%	10-01-2009	508,750
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Subordinated Series 2005B
01/01/37 6.250%	03-18-2005 - 10-01-2009	4,614,875

Security Description	Acquisition Dates	Cost ($)
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	06-28-2006	1,228,125
Munimae TE Bond Subsidiary LLC
AMT
06/30/49 5.800%	10-14-2004	1,000,000
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-2007	240,000
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013A
11/15/38 5.450%	09-03-1998 - 11-06-1998	1,283,609
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013A
11/15/46 6.050%	04-10-2003 - 09-21-2004	581,959
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013D
11/15/46 6.050%	04-10-2003 - 05-08-2013	104,301
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013B
11/15/49 6.150%	05-08-2013	800,000
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013C
05/09/53 6.250%	05-08-2013	52,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	11-12-1993	457,000
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Glenmoor Project
Subordinated Series 2014B
01/01/49 2.500%	04-17-2014	—
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/37 5.800%	12-22-2005	2,650,000

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2015, the value of these securities amounted to $6,820,014, which represents 0.82% of net assets.

(f)	Income from this security may be subject to alternative minimum tax.
(g)	Zero coupon bond.
(h)	Variable rate security.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(j)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $782,151,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,674,000
Unrealized Depreciation	(23,431,000)
Net Unrealized Appreciation	$47,243,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	754,989,324	—	754,989,324
Total Bonds	—	754,989,324	—	754,989,324
Equity Securities
Municipal Preferred Stocks	—	945,030	—	945,030
Total Equity Securities	—	945,030	—	945,030
Short-Term Securities
Municipal Short—Term	—	3,876,672	—	3,876,672
Total Short-Term Securities	—	3,876,672	—	3,876,672
Mutual Funds
Money Market Funds	69,582,814	—	—	69,582,814
Total Mutual Funds	69,582,814	—	—	69,582,814
Total	69,582,814	759,811,026	—	829,393,840

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Intermediary Alternatives Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Alternative Investment Funds 100.0%
Blackstone Alternative Multi-Strategy Fund (a)	8,748,728	$89,149,539
Total Alternative Investment Funds (Cost: $87,800,000)		$89,149,539

	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	44	$44
Total Money Market Funds (Cost: $44)		$44
Total Investments (Cost: $87,800,044) (d)		$89,149,583(e)
Other Assets & Liabilities, Net		5,087
Net Assets		$89,154,670

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,000	44	(10,000)	44	1	44

(d)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $87,800,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,350,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$1,350,000

(e)	Investments are valued using policies described below.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine fair value.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Alternative Investment Funds	89,149,539	—	—	89,149,539
Money Market Funds	44	—	—	44
Total Mutual Funds	89,149,583	—	—	89,149,583
Total	89,149,583	—	—	89,149,583

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2015